Note 4 - Loans and Related Allowance of Loan Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Individually evaluated for impairment											$ 527	$ 833
Collectively evaluated for impairment											6,071	5,552
Total ending allowance balance	$ 6,598			$ 6,385	$ 6,385			$ 6,846	$ 6,598	$ 6,385	6,598	6,385
ALLL balance, period start				6,385				6,846	6,385	6,846
Charge-offs									(743)	(1,197)
Recoveries									386	421
Provision	255	$ 105	$ 105	105	105	$ 105		105	570	315
ALLL balance, period end	6,598				6,385				6,598	6,385
Commercial And Industrial [Member]
Individually evaluated for impairment											90	388
Collectively evaluated for impairment											358	479
Total ending allowance balance	448			867	867			642	448	867	448	867
ALLL balance, period start				867				642	867	642
Charge-offs									(237)	(280)
Recoveries									90	207
Provision									(272)	298
ALLL balance, period end	448				867				448	867
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment												130
Collectively evaluated for impairment											172	146
Total ending allowance balance	172			276	276			868	172	276	172	276
ALLL balance, period start				276				868	276	868
Charge-offs										(385)
Recoveries
Provision									(104)	(207)
ALLL balance, period end	172				276				172	276
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment											251	276
Collectively evaluated for impairment											2,567	2,863
Total ending allowance balance	2,818			3,139	3,139			3,703	2,818	3,139	2,818	3,139
ALLL balance, period start				3,139				3,703	3,139	3,703
Charge-offs									(414)	(425)
Recoveries									141	186
Provision									(48)	(325)
ALLL balance, period end	2,818				3,139				2,818	3,139
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment											186	39
Collectively evaluated for impairment											2,949	2,039
Total ending allowance balance	3,135			2,078	2,078			1,576	3,135	2,078	3,135	2,078
ALLL balance, period start				2,078				1,576	2,078	1,576
Charge-offs									(70)	(92)
Recoveries									140	5
Provision									987	589
ALLL balance, period end	3,135				2,078				3,135	2,078
Consumer Portfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment											25	25
Total ending allowance balance	25			25	25			57	25	25	$ 25	$ 25
ALLL balance, period start				$ 25				$ 57	25	57
Charge-offs									(22)	(15)
Recoveries									15	23
Provision									7	(40)
ALLL balance, period end	$ 25				$ 25				$ 25	$ 25